MERGER (Tables)	9 Months Ended
Dec. 31, 2022
Merger
SCHEDULE OF PURCHASE PRICE ALLOCATION
Purchase Price Allocation of Fortium Holdings Corp.

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

SCHEDULE OF BUSINESS ACQUISITION BY PRO FORMA

The following table shows the unaudited pro-forma results for the nine months ended December 31, 2022 and 2021, as if the acquisitions had occurred on April 1, 2022 and 2021, respectively.

Nine Months Ended December 31, 2021
(Unaudited)
Revenues	$3,573,186
Net income	$3,407,485
Net earnings per share	$0.41

Nine Months Ended December 31, 2022
(Unaudited)
Revenues	$3,015,203
Net loss	$(27,868,528)
Net loss per share	$(3.26)